Lease Arrangements (Details) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2022 USD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)
Lease Arrangements
Number of vessels , generated revenue results | item		68
Number of charter vessels | item	15
Amount of charter hire prepayment received	$ 238,900
Current portion of unearned revenue		$ 63,823	$ 111,149
Non-current portion of unearned revenue		60,134	111,564
Future minimum payments, expected to be received
2024		847,482
2025		663,127
2026		473,973
2027		277,600
2028		35,354
Total future rentals		$ 2,297,536
Time Charter Agreements
Lease Arrangements
Operating lease term of contract		3 years
Number of vessels under construction contracted with charter agreements | item		6
Lessor, Operating Lease, Existence of Option to Extend [true false]		true
Maximum tern of the option to extend timer charter agreement		3 years
Number of charter vessels | item		10
Current portion of unearned revenue		$ 44,200	66,300
Non-current portion of unearned revenue		60,100	$ 104,300
Vessel Stride
Future minimum payments, expected to be received
2024		9,600
2025		$ 200